Maturity analysis of financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities recognized on balance sheet
Amounts due to banks	$ 24,100	$ 71,700
Payables from securities financing transactions	15,500	14,800
Cash collateral payables on derivative instruments	35,500	41,600
Customer deposits	753,000	800,400
Debt issued measured at amortized cost	254,500	279,300
Other financial liabilities measured at amortized cost	17,700	17,400
of which: lease liabilities	5,300	6,500
Total financial liabilities measured at amortized cost	1,100,300	1,225,200
Financial liabilities at fair value held for trading	35,247	34,159
Derivative financial instruments	180,636	192,181
Brokerage payables designated at fair value	49,000	42,500
Debt issued designated at fair value	130,800	149,800
Other financial liabilities designated at fair value	28,900	29,700
Total financial liabilities measured at fair value through profit or loss	424,700	448,300
Total financial liabilities	1,524,900	1,673,500
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	79,600	91,600
Guarantees	40,700	46,300
Forward starting reverse repurchase and securities borrowing agreements	24,900	18,400
Irrevocable committed prolongation of existing loans	4,600	4,600
Total	149,800	161,000
Trading portfolio liabilities contractually due within one month	33,000	32,300
Trading portfolio liabilities contractually due between one month and one year	2,200	1,800
Trading portfolio liabilities contractually due between 1 and 5 years	0	0
Loan commitments and forward starting reverse repurchase agreements classified as derivatives	166	1,195
Notional amounts of derivatives	66,300	100,100
Due within 1 month
Financial liabilities recognized on balance sheet
Amounts due to banks	13,500	60,200
Payables from securities financing transactions	5,400	5,000
Cash collateral payables on derivative instruments	35,500	41,600
Customer deposits	608,700	619,500
Debt issued measured at amortized cost	10,400	10,700
Other financial liabilities measured at amortized cost	10,000	7,700
of which: lease liabilities	100	100
Total financial liabilities measured at amortized cost	683,500	744,700
Financial liabilities at fair value held for trading	35,200	34,200
Derivative financial instruments	180,600	192,200
Brokerage payables designated at fair value	49,000	42,500
Debt issued designated at fair value	12,100	17,100
Other financial liabilities designated at fair value	22,600	22,200
Total financial liabilities measured at fair value through profit or loss	299,500	308,200
Total financial liabilities	983,000	1,052,900
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	78,700	90,700
Guarantees	40,700	46,300
Forward starting reverse repurchase and securities borrowing agreements	24,900	18,400
Irrevocable committed prolongation of existing loans	2,500	2,500
Total	146,700	157,900
Due between 1 and 3 months
Financial liabilities recognized on balance sheet
Amounts due to banks	3,100	2,700
Payables from securities financing transactions	1,500	3,200
Customer deposits	66,400	77,600
Debt issued measured at amortized cost	11,600	16,400
Other financial liabilities measured at amortized cost	100	200
of which: lease liabilities	100	100
Total financial liabilities measured at amortized cost	82,800	100,200
Debt issued designated at fair value	11,700	14,300
Other financial liabilities designated at fair value	500	200
Total financial liabilities measured at fair value through profit or loss	12,200	14,600
Total financial liabilities	95,000	114,800
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	500	500
Irrevocable committed prolongation of existing loans	700	800
Total	1,200	1,400
Due between 3 and 12 months
Financial liabilities recognized on balance sheet
Amounts due to banks	3,100	4,200
Payables from securities financing transactions	700	3,700
Customer deposits	53,700	75,400
Debt issued measured at amortized cost	36,900	38,800
Other financial liabilities measured at amortized cost	800	900
of which: lease liabilities	600	800
Total financial liabilities measured at amortized cost	95,300	123,100
Debt issued designated at fair value	28,100	30,100
Other financial liabilities designated at fair value	1,400	1,200
Total financial liabilities measured at fair value through profit or loss	29,600	31,300
Total financial liabilities	124,900	154,300
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	400	400
Irrevocable committed prolongation of existing loans	1,400	1,300
Total	1,700	1,800
Due between 1 and 2 years
Financial liabilities recognized on balance sheet
Amounts due to banks	1,500	300
Payables from securities financing transactions	2,800	2,000
Customer deposits	9,900	17,600
Debt issued measured at amortized cost	38,300	37,400
Other financial liabilities measured at amortized cost	1,000	1,200
of which: lease liabilities	800	900
Total financial liabilities measured at amortized cost	53,400	58,500
Debt issued designated at fair value	27,800	32,100
Other financial liabilities designated at fair value	1,700	2,300
Total financial liabilities measured at fair value through profit or loss	29,500	34,500
Total financial liabilities	82,900	93,000
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	0	0
Irrevocable committed prolongation of existing loans	0	0
Total	0	0
Due between 2 and 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks	2,800	4,400
Payables from securities financing transactions	5,000	900
Customer deposits	13,900	9,900
Debt issued measured at amortized cost	67,600	87,800
Other financial liabilities measured at amortized cost	2,700	3,300
of which: lease liabilities	1,800	2,100
Total financial liabilities measured at amortized cost	92,100	106,300
Debt issued designated at fair value	12,700	17,400
Other financial liabilities designated at fair value	1,600	2,100
Total financial liabilities measured at fair value through profit or loss	14,300	19,500
Total financial liabilities	106,400	125,700
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments		0
Irrevocable committed prolongation of existing loans		0
Total		0
Due after 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks		0
Payables from securities financing transactions		0
Customer deposits	300	300
Debt issued measured at amortized cost	74,900	75,600
Other financial liabilities measured at amortized cost	3,100	4,200
of which: lease liabilities	2,000	2,500
Total financial liabilities measured at amortized cost	78,300	80,000
Debt issued designated at fair value	38,400	38,700
Other financial liabilities designated at fair value	1,200	1,600
Total financial liabilities measured at fair value through profit or loss	39,600	40,300
Total financial liabilities	117,900	120,400
Perpetual / Not applicable
Financial liabilities recognized on balance sheet
Debt issued measured at amortized cost	14,800	12,400
Total financial liabilities measured at amortized cost	14,800	12,400
Total financial liabilities	$ 14,800	$ 12,400